Warrant Liabilities - Schedule of Fair Value of the Warrant Liabilities (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Exchange Listing [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Share price (in Dollars per share)		$ 2.26
Exercise price / warrant (in Dollars per share)		$ 4
Expected volatility		130.14%
Dividend yield
Expected term (years)		4.24 years
Annual risk-free interest rate		3.918%
Series A [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Share price (in Dollars per share)		$ 1.08
Exercise price / warrant (in Dollars per share)		$ 1.25
Expected volatility		236.94%
Dividend yield
Expected term (years)		4.00 years
Annual risk-free interest rate		3.918%
Series B [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Share price (in Dollars per share)		$ 1.08
Exercise price / warrant (in Dollars per share)		$ 1.25
Expected volatility		236.94%
Dividend yield
Expected term (years)		0.5 years
Annual risk-free interest rate		3.918%
Alumni Capital – Convertible notes detachable warrant [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Share price (in Dollars per share)	$ 0.13	$ 0.53
Exercise price / warrant (in Dollars per share)	$ 0.187	$ 0.359
Expected volatility	219.04%	178.65%
Dividend yield
Expected term (years)	1.09 year	1.58
Annual risk-free interest rate	3.98%	4.15%
Alumni Capital – ELOC detachable warrant [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Share price (in Dollars per share)	$ 0.13	$ 0.53
Exercise price / warrant (in Dollars per share)	$ 0.187	$ 0.57
Expected volatility	219.04%	178.65%
Dividend yield
Expected term (years)	1.09 year	1.00
Annual risk-free interest rate	3.98%	4.15%
Esousa Group Holdings, LLC – Pre-funded warrant [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Share price (in Dollars per share)	$ 2.7
Exercise price / warrant (in Dollars per share)	$ 0.0001
Expected volatility	210.04%
Dividend yield
Expected term (years)	100 years
Annual risk-free interest rate	4.90%
Esousa Group Holdings, LLC – Common A warrant [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Share price (in Dollars per share)	$ 2.64
Exercise price / warrant (in Dollars per share)	$ 5.62
Expected volatility	219.04%
Dividend yield
Expected term (years)	4.68 year
Annual risk-free interest rate	4.19%